Acquisitions (Details) - USD ($)	Nov. 30, 2017	Oct. 27, 2017	Feb. 28, 2017	Feb. 28, 2016
Business Acquisition [Line Items]
Goodwill	$ 436,667			$ 0
Cityinformation B V [Member]
Business Acquisition [Line Items]
Developed Technology, App Portfolio		$ 250,000
Developed Technology, App Handles		135,000
Assembled Workforce		40,000
Goodwill		396,667
Total intangibles and goodwill		821,667
Total assets acquired, net		$ 821,667